Liquidity and Going Concern (Details)	6 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 JPY (¥)
Liquidity and Going Concern [Abstract]
Financial statements are issued going concern	1 year	1 year
Net cash provided by (used in) operating activities	¥ (196,129,999)	$ (1,273,158)	¥ (95,451,476)
Working capital	568,893,645	$ 3,692,916
Cash	¥ 666,929,116		¥ 212,493,024	$ 4,329,303	¥ 104,379,373